NON-CONTROLLING INTERESTS - Additional Information (Details) $ in Thousands, ¥ in Millions	1 Months Ended				12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Sep. 30, 2023 shares	Jun. 30, 2022 USD ($)	Jul. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
Noncontrolling Interest [Line Items]
Net proceeds from issuance of shares						$ 1,630,563
Options exercised, shares | shares					7,500
Repurchase stock					$ 485,931	$ 124,929
Xinjiang Daqo Investment
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	27.32%	27.53%		4.40%	27.32%
Xinjiang Daqo Lvchuang [Member]
Noncontrolling Interest [Line Items]
Repurchase stock | ¥	¥ 259.9
Repurchase stock (in shares) | shares	7,555,655
Xinjiang Daqo Lvchuang [Member] | Stock options | 2022 Restricted Stock Incentive Plan
Noncontrolling Interest [Line Items]
Options exercised, shares | shares		7,541,500
Initial Public Offering
Noncontrolling Interest [Line Items]
Proceeds from Issuance Initial Public Offering				$ 935,000
Initial Public Offering | Xinjiang Daqo Investment
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent				80.70%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				19.30%
Private Placement
Noncontrolling Interest [Line Items]
Net proceeds from issuance of shares			$ 1,630,000
Private Placement | Xinjiang Daqo Investment
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			72.68%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			27.32%
Non-controlling interest
Noncontrolling Interest [Line Items]
Net proceeds from issuance of shares			$ 742,800
Non-controlling interest | Initial Public Offering
Noncontrolling Interest [Line Items]
Proceeds from Issuance Initial Public Offering				$ 344,300
Additional paid-in capital
Noncontrolling Interest [Line Items]
Net proceeds from issuance of shares			$ 878,800
Additional paid-in capital | Initial Public Offering
Noncontrolling Interest [Line Items]
Proceeds from Issuance Initial Public Offering				$ 590,700